Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Jan. 01, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Midas Medici Group Holdings, Inc.
Entity Central Index Key	0001392448
Trading Symbol	mmed
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		9,894,374
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3